Assets for Rights-of-Use and Obligations for Lease Contracts - Schedule of Movement in Lease Liabilities and Cash Flows (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Assets for Rights-of-Use and Obligations for Lease Contracts
Balance as January 01, 2019	$ 172,924	$ 176,795
Additions due to new contracts	9,250	25,624
Disposals due to early termination	(1,971)	(10,808)
Interest expenses	4,923	5,034
Remeasurements of the liability due to modifications	1,399
Inflation indexation adjustments	2,701	9,488
Exchange rate adjustments	(4)
Exchange rate difference	(3,650)	2,868
Capital and interest payments	(33,687)	(36,077)
Totals	$ 151,885	$ 172,924